Equity (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Billions		3 Months Ended		12 Months Ended
	Feb. 26, 2025	Jan. 31, 2025	Jan. 31, 2024	Aug. 31, 2024	Feb. 24, 2025	Aug. 28, 2023
Disclosure of classes of share capital [line items]
Stock repurchase program number of shares repurchased		0	20,900,000	71,400,000
Number of shares repurchased price per share			$ 82.39
Stock Repurchase Program, Authorized Amount			$ 1.7
Common stock shares authorized to be repurchased						90,000,000
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		5.00%
No Discount [Member]
Disclosure of classes of share capital [line items]
Percent of discount from share issuance		0.00%	0.00%
Number of shares issued during period		1,600,000	2,000,000.0
Ordinary share transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock	$ 1.05
Ordinary share transactions [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased					100,000,000